UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
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Check here if Amendment: |_|; Amendment Number:
                                                --------------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: RBO & CO, LLC
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Address: P.O. BOX 306
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         ST. HELENA,  CA 94574
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Tarkenton
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Title: Chief Compliance Officer
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Phone: (707) 963 1231
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Signature, Place, and Date of Signing:


---------------------       ---------------------------      -------------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

28-
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[Repeat as necessary.]

AS OF 03/31/06

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None
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Form 13F Information Table Entry Total:   56
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Form 13F Information Table Value Total:   186,868
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

NAME OF ISSUER           SYMBOL        CLASS    CUSIP    MARKET VALUE     TOTAL SHARES     03/31/06 PRICE
--------------           ------        -----    -----    ------------     ------------     --------------
ABBOTT LABS              ABT           com     00282410     $  3,878         91,300      $ 42.47 ABT equity
AMGEN INC                AMGN          com     03116210     $  1,359         18,680      $ 72.75 AMGN equity
ALLTEL CORP              AT            com     02003910     $  5,868         90,618      $ 64.75 AT equity
BANK OF AMERICA          BAC           com     06050510     $  2,508         55,068      $ 45.54 BAC equity
BECTON DICKINSON         BDX           com     07588710     $    209          3,400      $ 61.58 BDX equity
BROWN-FORMAN -B          BF/B          com     11563720     $  6,065         78,800      $ 76.97 BF/B equity
BELLSOUTH CORP           BLS           com     07986010     $  1,171         33,802      $ 34.65 BLS equity
BRISTOL-MYER SQB         BMY           com     11012210     $    217          8,800      $ 24.61 BMY equity
BURLINGTON NORTH         BNI           com     12189T10     $    592          7,100      $ 83.33 BNI equity
BP PLC-ADR               BP            com     05562210     $    712         10,332      $ 68.94 BP equity
BRE PROPERTIES           BRE           com     05564E10     $  2,872         51,290      $ 56.00 BRE equity
CITIGROUP INC            C             com     17296710     $    663         14,033      $ 47.23 C equity
CATERPILLAR INC          CAT           com     14912310     $  3,395         47,280      $ 71.81 CAT equity
CBS CORP-B               CBS           com     12485720     $    910         37,940      $ 23.98 CBS equity
CHEVRON CORP             CVX           com     16676410     $  4,328         74,655      $ 57.97 CVX equity
DOMINION RES/VA          D             com     25746U10     $  2,081         30,150      $ 69.03 D equity
DEERE & CO               DE            com     24419910     $    387          4,900      $ 79.05 DE equity
DISNEY (WALT) CO         DIS           com     25468710     $  3,836        137,532      $ 27.89 DIS equity
CONS EDISON INC          ED            com     20911510     $    235          5,400      $ 43.50 ED equity
EQUITY ONE INC           EQY           com     29475210     $  2,896        117,900      $ 24.56 EQY equity
FIRSTENERGY CORP         FE            com     33793210     $  1,575         32,216      $ 48.90 FE equity
FANNIE MAE               FNM           com     31358610     $    553         10,750      $ 51.40 FNM equity
FPL GROUP INC            FPL           com     30257110     $    684         17,045      $ 40.14 FPL equity
GENERAL ELECTRIC         GE            com     36960410     $  4,624        132,953      $ 34.78 GE equity
IBM                      IBM           com     45920010     $  4,128         50,055      $ 82.47 IBM equity
ITERIS INC               ITI           com     46564T10     $     53         20,000      $  2.64 ITI equity
JOHNSON&JOHNSON          JNJ           com     47816010     $ 16,439        277,600      $ 59.22 JNJ equity
JPMORGAN CHASE           JPM           com     46625H10     $  2,361         56,695      $ 41.64 JPM equity
KIMBERLY-CLARK           KMB           com     49436810     $    987         17,074      $ 57.80 KMB equity
COCA-COLA CO             KO            com     19121610     $  3,797         90,680      $ 41.87 KO equity
LABORATORY CP            LH            com     50540R40     $  2,053         35,100      $ 58.48 LH equity
ELI LILLY & CO           LLY           com     53245710     $  1,689         30,540      $ 55.30 LLY equity
MCDONALDS CORP           MCD           com     58013510     $  1,368         39,800      $ 34.36 MCD equity
ALTRIA GROUP INC         MO            com     02209S10     $ 14,637        206,568      $ 70.86 MO equity
NEW PLAN EXCEL           NXL           com     64805310     $    576         22,200      $ 25.94 NXL equity
OXFORD INDS INC          OXM           com     69149730     $  5,207        101,830      $ 51.13 OXM equity
PEPSICO INC              PEP           com     71344810     $  6,956        120,360      $ 57.79 PEP equity
PROCTER & GAMBLE         PG            com     74271810     $    900         15,615      $ 57.63 PG equity
PROGRESS ENERGY          PGN           com     74326310     $  2,122         48,240      $ 43.98 PGN equity
PAN PAC RETAIL           PNP           com     69806L10     $ 27,845        392,741      $ 70.90 PNP equity
PROV & WOR RR            PWX           com     74373710     $    162         10,000      $ 16.20 PWX equity
RAILAMERICA INC          RRA           com     75075310     $  2,908        272,836      $ 10.66 RRA equity
SCANA CORP               SCG           com     80589M10     $  3,076         78,400      $ 39.24 SCG equity
SCHERING-PLOUGH          SGP           com     80660510     $    376         19,800      $ 18.99 SGP equity
SARA LEE CORP            SLE           com     80311110     $  1,961        109,692      $ 17.88 SLE equity
SUNTRUST BANKS           STI           com     86791410     $    204          2,800      $ 72.76 STI equity
QUESTAR CORP             STR           com     74835610     $    490          7,000      $ 70.05 STR equity
AT&T INC                 T             com     00206R10     $    321         11,856      $ 27.04 T equity
T ROWE PRICE GRP         TROW          com     74144T10     $  1,594         20,375      $ 78.21 TROW equity
TYCO INTL LTD            TYC           com     90212410     $    269         10,000      $ 26.88 TYC equity
UST INC                  UST           com     90291110     $  2,225         53,475      $ 41.60 UST equity
VERIZON COMMUNIC         VZ            com     92343V10     $  1,405         41,259      $ 34.06 VZ equity
WESTAMERICA BANC         WABC          com     95709010     $  6,642        127,928      $ 51.92 WABC equity
WEINGARTEN RLTY          WRI           com     94874110     $  3,873         95,037      $ 40.75 WRI equity
WYETH                    WYE           com     98302410     $  6,986        143,986      $ 48.52 WYE equity
EXXON MOBIL CORP         XOM           com     30231G10     $ 11,643        191,308      $ 60.86 XOM equity
                                                            $186,868